Retirement Benefit Obligations - Movements in the Net Pension and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan, beginning balance	$ (207)	$ 359	$ 417
Interest cost	71	290	174
Amount recognized as other comprehensive (income)/loss	(37)	(856)	(232)
Contributions	0	0	0
Other	0	0	0
Surplus (deficit) in plan, ending balance	(173)	(207)	359
Other post-retirement benefits
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan, beginning balance	1,131	1,097	1,405
Interest cost	56	56	39
Amount recognized as other comprehensive (income)/loss	119	50	(306)
Contributions	(99)	(72)	(41)
Other	46	0	0
Surplus (deficit) in plan, ending balance	$ 1,253	$ 1,131	$ 1,097